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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22691

The First Western Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244

Name and address of agent for service)

Registrant's telephone number, including area code: (513) 587-3400

Date of fiscal year end:      August 31, 2014

Date of reporting period:    November 30, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS - 5.9%	Maturity	Coupon	Par Value	Value
U.S. Treasury Notes	11/15/16	7.500%	$100,000	$120,281
U.S. Treasury Notes	08/15/19	8.125%	1,025,000	1,391,677
U.S. Treasury Notes	05/15/23	1.750%	845,000	778,390
U.S. Treasury Bonds	08/15/23	6.250%	1,075,000	1,410,182
Total U.S. Treasury Obligations (Cost $3,658,316)				$3,700,530

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.2%	Maturity	Coupon	Par Value	Value
Federal Farm Credit Bank - 0.5%
Federal Farm Credit Bank	11/15/19	5.150%	$250,000	$293,144

Federal Home Loan Bank - 3.9%
Federal Home Loan Bank	05/15/19	5.375%	750,000	885,395
Federal Home Loan Bank	10/24/22	2.125%	430,000	390,088
Federal Home Loan Bank	12/21/22	2.250%	550,000	519,495
Federal Home Loan Bank	03/10/23	2.125%	350,000	320,212
Federal Home Loan Bank	05/08/24	2.500%	325,000	295,575
				2,410,765
Federal National Mortgage Association - 0.8%
Federal National Mortgage Association	02/21/19	1.750%	525,000	520,846

Total U.S. Government Agency Obligations (Cost $3,300,540)				$3,224,755

MORTGAGE-BACKED SECURITIES - 43.0%	Maturity	Coupon	Par Value	Value
Corporate - 28.3%
ACE Securities Corporation,
Series 2005-SD1-M1 (a)	11/25/50	0.915%	$397,516	$390,469
American Home Mortgage Investment
Trust, Series 2004-3-5A (a)	10/25/34	2.173%	204,281	201,078
American Home Mortgage Investment
Trust, Series 2004-4-3A (a)	02/25/45	0.465%	955,964	938,166
Bayview Financial Acquisition Trust,
Series 2006-B-1A3 (a)	04/28/36	6.159%	750,000	756,840

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.0% (Continued)	Maturity	Coupon	Par Value	Value
Corporate - 28.3% (Continued)
BCAP, LLC Trust, 144A,
Series 2009-RR2-A1 (a)	01/21/38	2.722%	$195,209	$198,042
Centex Home Equity Loan Trust,
Series 2004-D-AF6 (a)	09/25/34	4.670%	315,067	328,144
Chase Mortgage Finance Corporation,
Series 2003-S14-1A1	01/25/34	5.000%	762,877	801,743
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-6A1 (a)	07/25/36	0.416%	77,191	73,519
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-11A1 (a)	05/25/37	0.515%	215,085	207,188
Countrywide Asset-Backed Certificates,
Series 2004-6-2A3 (a)	11/25/34	0.766%	690,590	685,553
Countrywide Home Loans, Inc.,
Series 2002-25-2A1	11/27/17	5.500%	46,382	47,854
Countrywide Home Loans, Inc.,
Series 2003-J10-2A1	11/25/18	5.000%	869,686	886,979
Countrywide Home Loans, Inc.,
Series 2003-J7-1A2	08/25/33	5.250%	146,598	150,979
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-8R-5A1 (a)	05/26/37	5.606%	113,250	118,484
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-2R-2A5 (a)	06/26/37	2.201%	191,046	190,931
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1-A3	02/15/40	5.383%	292,301	317,824
CS First Boston Mortgage Securities
Company, Series 2002-AR31-4A2 (a)	11/25/32	2.765%	500,000	480,606
CS First Boston Mortgage Securities
Company, Series 2003-11-1A31	06/25/33	5.500%	273,156	281,033
FRS, LLC, 144A,
Series 2013-1A-A1	04/15/43	1.800%	454,101	452,037
Goldman Sachs Mortgage Securities Trust,
144A, Series 2005-SEA2-A1 (a)	01/25/45	0.520%	451,485	434,965
GSAA Home Equity Trust,
Series 2004-11-2A1 (a)	12/25/34	0.496%	401,156	386,865
Impac CMB Trust,
Series 2004-10-4A2 (a)	03/25/35	1.105%	292,235	288,148

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.0% (Continued)	Maturity	Coupon	Par Value	Value
Corporate - 28.3% (Continued)
Impac CMB Trust,
Series 2005-4-2A1 (a)	05/25/35	0.465%	$158,890	$159,069
Impac CMB Trust,
Series 2007-A-A (a)	05/25/37	0.416%	1,189,523	1,172,112
Impac Secured Assets Corporation,
Series 2003-3-A1 (a)	08/25/32	4.799%	193,541	197,910
JPMorgan Re-REMIC, 144A,
Series 2009-9-A1	09/26/36	6.000%	658,166	692,720
Master Asset Securitization Trust,
Series 2003-5-1A1	06/25/33	5.500%	15,829	15,788
Master Asset Securitization Trust,
Series 2003-8-1A1	09/25/33	5.500%	74,102	77,004
Mellon Residential Funding Corporation,
Series 2000-TBC2-A1 (a)	06/15/30	0.654%	503,516	486,221
Morgan Stanley Mortgage Loan Trust,
Series 2005-5AR-1A1 (a)	09/25/35	0.435%	861,289	833,629
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR-1A2 (a)	11/25/35	0.440%	191,446	187,632
RBS Commercial Funding Trust,
Series 2010-RR3-MSCA (a)	07/01/17	5.910%	400,000	444,822
Residential Asset Securitization Trust,
Series 2003-A4-A3 (a)	05/25/33	0.565%	574,054	558,403
Residential Funding Mortgage Security I,
Inc., Series 2004-S4-2A6	04/25/19	4.500%	64,353	66,305
Securitized Asset Backed Receivables, LLC
Trust, 144A, Series 2004-DO1-A1 (a)	07/25/34	0.730%	504,987	493,925
Silverleaf Finance, LLC,
Series 2012-D-A	03/17/25	3.000%	298,561	302,250
Structured Asset Mortgage Investments,
Series 2004-AR4-1A1 (a)	12/19/34	0.522%	664,287	646,906
Structured Asset Mortgage Investments II
Trust, Series 2004-AR6-A1A (a)	02/19/35	0.872%	763,742	734,920
Structured Asset Securities Corporation,
Series 1998-11-2B1 (a)	01/26/32	2.185%	148,248	136,422
Structured Asset Securities Corporation,
Series 1998-11-2B2 (a)	01/26/32	2.185%	123,116	111,873

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.0% (Continued)	Maturity	Coupon	Par Value	Value
Corporate - 28.3% (Continued)
Wa-Mu Mortgage Pass-Through
Certificates, Series 2003-S3-3A1	05/25/33	5.500%	$382,200	$403,042
Wa-Mu Mortgage Pass-Through
Certificates, Series 2003-AR7-A7 (a)	08/25/33	2.309%	289,910	290,900
Wa-Mu Mortgage Pass-Through
Certificates, Series 2003-AR8-A (a)	08/25/33	2.427%	915,316	917,605
Wa-Mu Mortgage Pass-Through
Certificates, Series 2002-AR2-A (a)	02/27/34	2.206%	126,958	125,648
Wells Fargo Mortgage-Backed Securities,
Series 2003-G-A1 (a)	06/25/33	2.490%	14,035	14,119
				17,686,672
Federal Home Loan Bank - 0.1%
FHLB, Series SK-2015-1	08/18/15	5.140%	18,753	19,828

Federal Home Loan Mortgage Corporation - 8.2%
FHLMC, Series 2882-UJ	08/15/19	4.500%	93,643	96,429
FHLMC, Series 2999-ND	07/15/20	4.500%	151,846	161,937
FHLMC, Series 2515-UP	10/15/22	5.500%	253,703	281,317
FHLMC, Series 2574-JN	12/15/22	4.500%	20,104	20,626
FHLMC, Series 2690-TV	11/15/25	4.500%	173,670	187,302
FHLMC, Series 3827-HA	11/15/25	3.500%	202,944	207,405
FHLMC, Series 3817-QA	03/15/26	4.000%	329,222	353,076
FHLMC, Series 4011-ML	03/15/27	3.000%	500,000	469,456
FHLMC, Series 2694-QH	03/15/32	4.500%	29,801	30,188
FHLMC, Series 2750-NE	04/15/32	5.000%	7,828	7,829
FHLMC, Series 2700-PG	05/15/32	4.500%	123,524	127,670
FHLMC, Series 2733-TD	11/15/32	5.000%	7,343	7,404
FHLMC, Series 2760-PD	12/15/32	5.000%	87,517	89,491
FHLMC, Series 2797-PG	01/15/33	5.500%	74,049	75,280
FHLMC, Series 2569-LD	02/15/33	5.500%	364,651	402,873
FHLMC, Series 2928-NE	04/15/33	5.000%	88,262	88,757
FHLMC, Series 2889-OG	05/15/33	5.000%	102,329	103,399
FHLMC, Series 2911-UE	06/15/33	5.000%	142,896	145,114
FHLMC, Series 3793-UA	06/15/33	4.000%	225,963	234,400
FHLMC, Series 2869-BG	07/15/33	5.000%	61,695	63,107

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.0% (Continued)	Maturity	Coupon	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.2% (Continued)
FHLMC, Series 2874-LD	08/15/33	5.000%	$145,003	$147,090
FHLMC, Series 2785-GD	10/15/33	4.500%	35,504	36,978
FHLMC, Series 3037-ND	01/15/34	5.000%	317,752	327,777
FHLMC, Series 3017-MK	12/15/34	5.000%	43,213	45,782
FHLMC, Series 4011-NP	07/15/39	3.000%	209,899	213,211
FHLMC, Series 3843-JA	04/15/40	4.000%	280,744	294,715
FHLMC, Series 4017-MA	03/15/41	3.000%	215,678	215,831
FHLMC, Series 4077-AP	01/15/42	4.000%	639,386	679,569
				5,114,013
Federal National Mortgage Association - 4.5%
FNMA, Series 2003-89-LC	09/25/18	4.500%	109,628	116,182
FNMA, Series 2003-83-PG	06/25/23	5.000%	70,603	75,370
FNMA, Series 2010-86-V	05/25/28	4.000%	419,925	437,008
FNMA, Series 2005-80-BA	04/25/29	5.000%	90,465	99,031
FNMA, Series 2009-96-DB	11/25/29	4.000%	921,740	984,049
FNMA, Series 2004-8-GD	10/25/32	4.500%	72,298	74,537
FNMA, Series 2005-29-QD	08/25/33	5.000%	245,354	250,481
FNMA, Series 2005-1-HE	09/25/33	5.000%	161,250	165,714
FNMA, Series 2005-86-WD	03/25/34	5.000%	153,172	156,972
FNMA, Series 2011-129-MA	01/25/38	4.000%	19,807	19,893
FNMA, Pool #MA0584	10/01/40	4.500%	190,735	200,537
FNMA, Series 2011-100QM	10/25/50	4.000%	224,307	235,105
				2,814,879
Government National Mortgage Association - 1.4%
GNMA, Series 2005-25-VB	01/16/24	5.000%	51,273	51,554
GNMA, Series 2011-32-QA	02/16/38	4.500%	86,973	90,207
GNMA, Series 2009-104-KA	08/16/39	4.500%	210,269	223,350
GNMA, Series 2011-159-EA	10/20/40	4.000%	112,162	117,553
GNMA, Series 2011-138-PX	06/20/41	4.000%	382,490	407,718
				890,382
Small Business Administration - 0.5%
SBA, Series 2009-20A-1	01/01/29	5.720%	277,448	307,427

Total Mortgage-Backed Securities (Cost $26,708,617)				$26,833,201

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 2.3%	Maturity	Coupon	Par Value	Value
Florida State Department of Environmental Protection, Series B, Preservation Revenue	07/01/21	6.026%	$350,000	$393,123
Florida State Hurricane Catastrophe Fund, Series A, Revenue	07/01/20	2.995%	280,000	266,977
Illinois State, General Obligation	03/01/19	5.877%	550,000	595,953
Irvine, California, Unified School District, Special Tax, Revenue	09/01/17	5.395%	155,000	160,743
Total Municipal Bonds (Cost $1,420,341)				$1,416,796

ASSET-BACKED SECURITIES - 1.4%	Maturity	Coupon	Par Value	Value
Bear Stearns ALT-A Trust,
Series 2004-11-1A1 (a)	11/25/34	0.846%	$542,925	$531,781
Goldman Sachs Alternative Mortgage Products Trust,
Series 2004-OPT-A4 (a)	11/25/34	1.065%	281,499	272,049
Vanderbilt Mortgage Finance Company,
Series 2002-B-A4	02/07/26	5.840%	86,250	88,020
Total Asset-Backed Securities (Cost $895,856)				$891,850

CORPORATE BONDS - 38.9%	Maturity	Coupon	Par Value	Value
Consumer Discretionary - 2.3%
AutoZone, Inc.	11/15/20	4.000%	$500,000	$516,199
International Game Technology	10/15/23	5.350%	400,000	415,475
Marriott International, Inc.	10/15/20	3.375%	525,000	523,328
				1,455,002
Energy - 2.9%
Boardwalk Pipelines, LLC	09/15/19	5.750%	515,000	579,802
El Paso, LLC	09/15/20	6.500%	143,000	154,419
SESI, LLC	12/15/21	7.125%	500,000	555,000
Williams Partners, L.P.	11/15/21	4.000%	500,000	499,286
				1,788,507
Financials - 13.4%
Aegon Funding Company, LLC	12/15/20	5.750%	465,000	525,961
Air Lease Corporation (a)	04/01/17	5.625%	500,000	548,750
Ares Capital Corporation	11/30/18	4.875%	425,000	432,276
Aspen Insurance Holdings, Ltd.	11/15/23	4.650%	510,000	509,547
Aviation Capital Group Corporation, 144A	01/31/18	4.625%	495,000	506,861
AXIS Specialty Finance, LLC	06/01/20	5.875%	425,000	469,119

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.9% (Continued)	Maturity	Coupon	Par Value	Value
Financials - 13.4% (Continued)
Citigroup, Inc.	08/09/20	5.375%	$525,000	$595,501
ERAC USA Finance, LLC, 144A	11/01/18	2.800%	500,000	510,663
Fidelity National Financial, Inc.	05/15/17	6.600%	500,000	558,596
General Electric Capital Corporation	01/07/21	4.625%	535,000	589,401
International Lease Finance Corporation, 144A	09/01/18	7.125%	440,000	508,750
Invesco Finance plc	01/30/24	4.000%	485,000	486,505
JPMorgan Chase & Company	05/01/23	3.375%	525,000	488,084
Morgan Stanley	07/24/20	5.500%	500,000	564,416
RLI Corporation	09/15/23	4.875%	225,000	226,980
WEA Finance, LLC, 144A	05/10/21	4.625%	470,000	495,801
Zions Bancorporation	06/13/23	4.500%	365,000	363,016
				8,380,227
Industrials - 8.8%
AA Aircraft, 144A, Series 2013-1L	11/01/17	3.596%	505,777	507,041
Air Canada, 144A, Series 2013-1A	05/15/25	4.125%	335,000	326,625
Buckeye Partners, L.P.	07/01/23	4.150%	250,000	242,470
CNH Capital, LLC, 144A	02/01/17	3.250%	375,000	378,750
Continental Airlines, Series 1999-1	02/02/19	6.545%	383,104	415,667
Continental Airlines, Series 2000-02	04/02/21	7.707%	425,527	472,462
Continental Resources, Inc.	09/15/22	5.000%	450,000	463,500
Ford Motor Credit Company, LLC	12/15/16	8.000%	250,000	297,210
General Motors Company, 144A	10/02/23	4.875%	250,000	251,563
Hawaiian Airlines, Series 2013-1A	01/15/26	3.900%	400,000	369,000
Penske Truck Leasing Company, L.P., 144A	03/15/18	3.375%	450,000	464,264
Republic Services, Inc.	03/01/20	5.000%	500,000	547,838
Toll Brothers Finance Corporation	11/01/19	6.750%	350,000	395,500
US Airways Class A Pass-Through Certificates, Series 2012-2	06/03/25	4.625%	335,000	336,675
				5,468,565
Information Technology - 1.6%
Baidu, Inc.	08/06/18	3.250%	500,000	511,379
Jabil Circuit, Inc.	03/15/18	8.250%	430,000	509,550
				1,020,929
Materials - 1.4%
Rockwood Specialties Group, Inc.	10/15/20	4.625%	400,000	411,000
Westlake Chemical Corporation	07/15/22	3.600%	500,000	477,758
				888,758

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.9% (Continued)	Maturity	Coupon	Par Value	Value
Real Estate - 3.9%
American Campus Communities Operating Partnership, L.P.	04/15/23	3.750%	$495,000	$467,195
American Tower Trust I, 144A	03/15/23	3.070%	500,000	467,571
EPR Properties	07/15/20	7.750%	425,000	489,043
Healthcare Trust of America	04/15/23	3.700%	500,000	468,198
Kilroy Realty, L.P.	06/01/20	6.625%	475,000	544,474
				2,436,481
Telecommunication Services - 3.1%
Crown Castle Towers, LLC, 144A	08/15/20	4.883%	455,000	483,515
GTP Cellular Sites, LLC, 144A	03/15/17	3.721%	545,168	560,842
SBA Tower Trust, 144A	04/16/18	2.240%	400,000	397,555
Verizon Communications, Inc.	09/15/20	4.500%	470,000	504,686
				1,946,598
Utilities - 1.5%
Exelon Generation Company, LLC	10/01/17	6.200%	450,000	515,005
PPL Energy Supply, LLC	12/15/21	4.600%	425,000	412,744
				927,749

Total Corporate Bonds (Cost $24,354,290)				$24,312,816

MONEY MARKET FUNDS - 2.7%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (b) (Cost $1,702,649)			1,702,649	$1,702,649

Total Investments at Value - 99.4% (Cost $62,040,609)				$62,082,597

Other Assets in Excess of Liabilities - 0.6%				358,910

Net Assets - 100.0%				$62,441,507

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. 144A securities totaled $8,721,612 at November 30, 2013, representing 14.0% of net assets.

(a)	Variable rate security. The rate shown is the effective interest rate as of November 30, 2013.
(b)	The rate shown is the 7-day effective yield as of November 30, 2013.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)

MORTGAGE-BACKED SECURITIES - 40.5%	Maturity	Coupon	Par Value	Value
Corporate - 39.6%
ACE Securities Corporation,
Series 2003-NC1-A2A (a)	07/25/33	1.010%	$234,621	$227,328
ACE Securities Corporation,
Series 2005-SD1-M1 (a)	11/25/50	0.915%	318,013	312,375
American General Mortgage Loan Trust,
144A, Series 2010-1A-A2 (a)	03/25/40	5.649%	300,000	307,476
American Home Mortgage Investment
Trust, Series 2004-3-5A (a)	10/25/34	2.173%	173,639	170,916
Bank of America Funding Corporation,
144A, Series 2009-R6-3A1 (a)	01/26/37	2.238%	118,982	118,649
Bayview Financial Acquisition Trust,
Series 2006-B-1A3 (a)	04/28/36	6.159%	250,000	252,280
BCAP, LLC Trust, 144A,
Series 2009-RR2-A1 (a)	01/21/38	2.722%	144,599	146,698
BCRR Trust, 144A,
Series 2009-1-2A1 (a)	07/17/17	5.857%	200,000	215,137
Bear Stearns Asset-Backed Securities Trust,
Series 2004-B01-M2 (a)	10/25/34	0.915%	85,000	79,620
Centex Home Equity Loan Trust,
Series 2004-D-AF6	09/25/34	4.670%	141,780	147,665
CIT Group Home Equity Loan Trust,
Series 2003-1-A4 (a)	03/20/32	3.930%	154,916	157,680
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-12A1 (a)	07/25/36	2.613%	139,999	141,233
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-4A1 (a)	04/25/37	2.835%	285,236	287,353
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-11A1 (a)	05/25/37	0.515%	143,390	138,125
Countrywide Asset-Backed Certificates,
Series 2004-6-2A3 (a)	11/25/34	0.766%	283,833	281,762
Countrywide Home Loans, Inc.,
Series 2003-J6-1A1 (a)	08/25/33	5.500%	113,421	117,050
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-8R-5A1 (a)	05/26/37	5.606%	104,756	109,598
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-2R-2A5 (a)	06/26/37	2.201%	158,263	158,168

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 40.5% (Continued)	Maturity	Coupon	Par Value	Value
Corporate - 39.6% (Continued)
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1-A3	02/15/40	5.383%	$292,301	$317,824
Credit Suisse Commercial Mortgage Trust,
Series 2007-C5-A4 (a)	09/15/40	5.695%	100,000	111,822
Credit-Based Asset Servicing and Securites,
Series 2005-CB5-AV2 (a)	08/25/35	0.425%	187,149	185,594
FRS, LLC, 144A,
Series 2013-1A-A1	04/15/43	1.800%	181,641	180,815
Goldman Sachs Mortgage Securities Trust,
144A, Series 2007-EOP-B (a)	03/06/20	1.730%	200,000	200,125
Goldman Sachs Mortgage Securities Trust,
144A, Series 2007-EOP-E (a)	03/06/20	2.476%	200,000	200,313
Goldman Sachs Mortgage Securities Trust,
144A, Series 2005-SEA2-A1 (a)	01/25/45	0.520%	300,990	289,976
GSAA Home Equity Trust,
Series 2004-11-2A1 (a)	12/25/34	0.496%	267,437	257,910
Home Loan Servicing Solutions Ltd., 144A,
Series 2012-T2-D2	10/15/45	4.940%	200,000	205,260
Home Loan Servicing Solutions Ltd., 144A,
Series 2013-T3-C3	05/15/46	2.388%	150,000	145,260
Impac CMB Trust,
Series 2007-A-A (a)	05/25/37	0.416%	494,110	486,877
Jefferies & Company, 144A,
Series 2009-R9-1A1 (a)	08/26/46	2.393%	162,364	164,501
JPMorgan Re-REMIC, 144A,
Series 2009-9-A1	09/26/36	6.000%	164,542	173,180
JPMorgan Re-REMIC, 144A,
Series 2009-7-8A1 (a)	01/27/47	5.046%	196,024	198,361
MASTR Specialized Loan Trust, 144A,
Series 2005-3-A1 (a)	11/25/35	0.525%	250,453	233,681
Mellon Residential Funding Corporation,
144A, Series 2000-TBC2-A1 (a)	06/15/30	0.654%	302,109	291,732
Morgan Stanley Capital, Inc.,
Series 2004-SD2-A (a)	04/25/34	0.615%	169,566	165,248
Morgan Stanley Capital, Inc.,
Series 2005-HE2-A1MZ (a)	01/25/35	0.425%	344,981	323,909
Morgan Stanley Mortgage Loan Trust,
Series 2005-5AR-1A1 (a)	09/25/35	0.435%	287,096	277,876

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 40.5% (Continued)	Maturity	Coupon	Par Value	Value
Corporate - 39.6% (Continued)
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR-1A2 (a)	11/25/35	0.440%	$191,607	$187,790
Orange Lake Timeshare Trust, 144A,
Series 2012-AA-A (a)	07/10/18	3.449%	162,437	167,405
Park Place Securities, Inc.,
Series 2005-WHQ1-M2 (a)	03/25/35	0.670%	145,991	145,058
PFS Financing Corporation, 144A,
Series 2012-AA-B (a)	02/15/16	1.867%	300,000	300,494
Provident Funding Mortgage Loan Trust,
Series 2003-1-A (a)	08/25/33	2.503%	344,848	345,059
RBS Commercial Funding Trust, 144A,
Series 2010-RR3-MSCA (a)	06/16/49	5.910%	300,000	333,617
RBSSP Resecuritization Trust, 144A,
Series 2010-3-4A1 (a)	12/26/35	3.155%	319,655	321,267
Residential Asset Mortgage Products, Inc.,
Series 2005-RS8-A2 (a)	10/25/33	0.456%	21,372	21,302
Residential Asset Mortgage Products, Inc.,
Series 2004-RS12-AI6	12/25/34	4.547%	188,762	191,555
Residential Asset Mortgage Products, Inc.,
Series 2005-RS5-AI3 (a)	05/25/35	0.506%	45,009	44,474
Residential Asset Mortgage Products, Inc.,
Series 2005-SP3-A3 (a)	12/25/35	0.560%	101,651	98,543
Residential Asset Securities Corporation,
Series 2003-KS10-AI6 (a)	12/25/33	4.540%	121,340	125,443
Security National Mortgage Loan Trust,
144A, Series 2006-3A-A1 (a)	01/25/37	0.446%	195,331	191,118
Sequoia Mortgage Trust,
Series 2010-H1-A1 (a)	02/25/40	3.750%	91,535	89,898
Silverleaf Finance, LLC, 144A,
Series 2012-D-A	03/17/25	3.000%	71,655	72,540
Soundview Home Equity Loan Trust,
Series 2003-2-A2 (a)	11/25/33	1.465%	168,222	166,182
Structured Asset Investment Loan Trust,
Series 2003-BC9-3A3 (a)	08/25/33	0.866%	258,894	247,611
Structured Asset Securities Corporation,
Series 2004-GEL3-A (a)	08/25/34	0.645%	123,977	120,719
Trafigura Securitisation Finance plc, 144A,
Series 2012-1A-B (a)	10/15/15	4.167%	250,000	253,125

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 40.5% (Continued)	Maturity	Coupon	Par Value	Value
Corporate - 39.6% (Continued)
Truman Capital Mortgage Loan Trust,
144A, Series 2002-1-M1 (a)	11/25/31	2.116%	$284,796	$284,084
Truman Capital Mortgage Loan Trust,
144A, Series 2005-1-A (a)	03/25/37	0.596%	315,103	305,948
Wa-Mu Mortgage Pass-Through
Certificates, Series 2003-AR8-A (a)	08/25/33	2.427%	240,873	241,475
Wa-Mu Mortgage Pass-Through
Certificates, Series 2003-AR7-A7 (a)	08/25/33	2.309%	354,335	355,544
Wells Fargo Home Equity Trust,
Series 2004-2-AI6 (a)	10/25/34	5.000%	227,746	230,935
WMC Mortgage Loan Pass-Through
Certificates, Series 1997-2-M1 (a)	03/20/29	0.992%	123,693	120,660
				12,741,223
Government National Mortgage Association - 0.9%
GNMA, Series 2011-159-EA	10/01/40	4.000%	280,405	293,883

Total Mortgage-Backed Securities (Cost $13,009,443)				$13,035,106

MUNICIPAL BONDS - 0.7%	Maturity	Coupon	Par Value	Value
Illinois State General Obligation (Cost $214,512)	07/01/16	4.875%	$200,000	$212,130

ASSET-BACKED SECURITIES - 0.6%	Maturity	Coupon	Par Value	Value
Bear Stearns ALT-A Trust,
Series 2004-11-1A1 (a)	11/25/34	0.846%	$101,798	$99,709
Goldman Sachs Alternative Mortgage Products Trust,
Series 2004-OPT-A4 (a)	11/25/34	1.065%	102,198	98,768
Total Asset-Backed Securities (Cost $199,606)				$198,477

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 53.8%	Maturity	Coupon	Par Value	Value
Consumer Discretionary - 3.2%
Coca Cola FEMSA	11/26/18	2.375%	$200,000	$200,165
Hyatt Hotels Corporation	08/15/16	3.875%	150,000	159,287
MGM Resorts International	11/01/16	10.000%	50,000	60,125
Wm. Wrigley Jr. Company, 144A	10/20/17	2.000%	300,000	301,928
Wyndham Worldwide Corporation	12/01/16	6.000%	280,000	310,281
				1,031,786
Consumer Staples - 0.8%
Bumble Bee Holdings, Inc., 144A	12/15/17	9.000%	150,000	163,875
C&S Group Enterprises LLC, 144A	05/01/17	8.375%	100,000	106,000
				269,875
Energy - 1.0%
Chesapeake Energy Corporation	03/15/16	3.250%	50,000	50,750
Gulf South Pipeline Company, L.P., 144A	02/01/15	5.050%	40,000	41,852
Petrohawk Energy Corporation	08/15/18	7.250%	200,000	216,500
				309,102
Financials - 17.7%
Air Lease Corporation (a)	04/01/17	5.625%	350,000	384,125
Ally Financial, Inc.	02/15/17	5.500%	175,000	189,362
Ares Capital Corporation	11/30/18	4.875%	225,000	228,852
Aviation Capital Group Corporation, 144A	09/27/16	3.875%	190,000	194,747
Aviation Capital Group Corporation, 144A	01/31/18	4.625%	200,000	204,792
Bank of America Corporation	12/01/15	5.250%	100,000	107,601
Bank of America Corporation	03/15/17	5.300%	200,000	222,960
BBVA U.S. Senior, S.A. Unipersonal	05/16/14	3.250%	200,000	201,777
Berkley (W.R.) Corporation	05/15/15	5.600%	250,000	265,143
CIT Group, Inc.	05/15/17	5.000%	175,000	186,813
Citigroup, Inc.	08/02/16	5.850%	300,000	335,481
Deutsche Bank Trust Corporation	11/15/15	7.500%	200,000	222,661
Fidelity National Financial, Inc.	05/15/17	6.600%	300,000	335,157
First Horizon National Corporation	12/15/15	5.375%	240,000	259,090
ING Bank N.V., 144A	05/01/15	5.125%	160,000	166,344
International Lease Finance Corporation, 144A	09/01/16	6.750%	200,000	222,750
Macquarie Group Ltd., 144A	08/10/17	4.875%	300,000	326,442
Metropolitan Life Insurance Company, 144A	11/01/15	7.700%	160,000	177,172
Morgan Stanley	01/09/17	5.450%	160,000	178,604
Morgan Stanley (a)	04/25/18	1.518%	100,000	101,029
Murray Street Investment Trust I (a)	03/09/17	4.647%	350,000	380,328
Nomura Holdings, Inc. (a)	09/13/16	1.704%	200,000	203,278

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 53.8% (Continued)	Maturity	Coupon	Par Value	Value
Financials - 17.7% (Continued)
Raymond James Financial, Inc.	04/15/16	4.250%	$120,000	$127,821
Royal Bank of Scotland Group plc	01/08/15	5.050%	100,000	102,933
Westpac Banking Corporation, 144A	10/15/15	5.300%	115,000	122,286
Zions Bancorporation	11/16/15	2.550%	150,000	150,045
Zions Bancorporation	05/16/16	2.750%	100,000	100,165
				5,697,758
Health Care - 1.0%
Perrigo Company, 144A	11/08/16	1.300%	310,000	310,390

Industrials - 13.4%
AA Aircraft, 144A, Series 2013-1L	11/01/17	3.596%	240,846	241,448
America West Airlines, Inc., Series 2000-01	07/02/20	8.057%	49,807	53,792
Boardwalk Pipelines, LLC	11/15/16	5.875%	210,000	234,183
CNH Capital, LLC, 144A	02/01/17	3.250%	230,000	232,300
Continental Airlines, Inc., Series 2009-01	07/08/16	9.000%	124,436	141,546
Continental Airlines, Inc., Series 1998-1	09/15/17	6.648%	155,498	164,828
Continental Airlines, Inc., Series 2000-02	04/02/21	7.707%	88,040	97,751
DCP Midstream Operating, L.P.	10/01/15	3.250%	100,000	103,158
DCP Midstream, LLC, 144A	10/15/15	5.375%	100,000	106,868
Delta Air Lines, Inc., Series 2009-1A	12/17/19	7.750%	199,983	229,980
Delta Air Lines, Inc., Series 2012-1A	05/07/20	4.750%	185,986	198,540
Exelis, Inc.	10/01/16	4.250%	270,000	284,752
Ford Motor Credit Company, LLC	04/15/16	4.207%	300,000	321,526
Gazprom Via Gaz Capital SA, 144A	05/23/16	4.950%	200,000	212,500
General Motors Financial Company, 144A	05/15/18	3.250%	200,000	200,500
Glencore Funding, LLC, 144A	05/27/16	1.700%	260,000	260,450
Lukoil International Finance B.V., 144A	06/07/17	6.356%	250,000	278,175
Petrobras Global Finance B.V. (a)	05/20/16	1.857%	200,000	198,374
Ras Laffan Liquefied Natural Gas Company Ltd. III, 144A	09/30/16	5.832%	336,050	357,893
US Airways Group, Inc., Series 2001-1G	03/20/21	7.076%	230,815	242,933
WPX Energy, Inc.	01/15/17	5.250%	150,000	160,500
				4,321,997
Information Technology - 1.4%
Baidu, Inc.	08/06/18	3.250%	275,000	281,259
iGATE Corporation	05/01/16	9.000%	150,000	160,312
				441,571
Materials - 4.0%
ArcelorMittal	02/25/17	5.000%	150,000	159,187

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 53.8% (Continued)	Maturity	Coupon	Par Value	Value
Materials - 4.0% (Continued)
Cytec Industries, Inc.	07/01/17	8.950%	$310,000	$376,336
Owens Corning, Inc.	12/01/16	6.500%	200,000	223,583
Packaging Dynamics Corporation, 144A	02/01/16	8.750%	95,000	97,850
Rosneft Oil Company, 144A	03/06/17	3.149%	200,000	202,000
Transocean, Inc.	12/15/16	5.050%	200,000	220,693
				1,279,649
Real Estate - 4.3%
American Tower Corporation	10/15/17	7.000%	225,000	261,996
First Industrial, L.P.	01/15/16	5.750%	100,000	106,558
Hospitality Properties Trust	03/15/17	5.625%	220,000	240,880
Liberty Property, L.P.	10/01/17	6.625%	106,000	122,533
Post Apartment Homes L.P.	10/15/17	4.750%	180,000	195,951
PPF Funding, Inc., 144A	04/15/17	5.700%	234,000	255,732
Prologis	11/15/16	5.625%	100,000	111,718
Retail Properties, Inc., 144A	03/15/16	7.875%	65,000	74,014
				1,369,382
Telecommunication Services - 6.4%
GTP Cellular Sites, LLC, 144A	03/15/17	3.721%	148,682	152,957
Qwest Corporation	05/01/16	8.375%	200,000	229,816
SBA Tower Trust, 144A	04/17/17	5.101%	355,000	383,410
Sprint Nextel Corporation	08/15/17	8.375%	150,000	174,000
Telecom Italia Capital	10/01/15	5.250%	220,000	231,250
Telefonica Emisiones, S.A.U.	02/16/16	3.992%	250,000	263,193
Verizon Communications, Inc.	09/15/16	2.500%	300,000	311,533
WCP Wireless Site Fund, 144A	11/15/15	6.829%	300,000	318,287
				2,064,446
Utilities - 0.6%
Scottish Power Ltd.	03/15/15	5.375%	192,000	202,106

Total Corporate Bonds (Cost $17,190,157)				$17,298,062

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (b) (Cost $1,195,296)	1,195,296	$1,195,296

Total Investments at Value - 99.3% (Cost $31,809,014)		$31,939,071

Other Assets in Excess of Liabilities - 0.7%		214,064

Net Assets - 100.0%		$32,153,135

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. 144A securities totaled $11,848,201 at November 30, 2013, representing 36.8% of net assets.

(a)	Variable rate security. The rate shown is the effective interest rate as of November 30, 2013.
(b)	The rate shown is the 7-day effective yield as of November 30, 2013.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2013 (Unaudited)

1.  Securities Valuation

The securities of First Western Fixed Income Fund and First Western Short Duration Bond Fund (the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”).  The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices.  The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board.  Short-term debt securities having remaining maturities of sixty days or less at the time of purchase are stated at amortized cost, which approximates market value.  Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

For example, fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events.  The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2013:

First Western Fixed Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$3,700,530	$-	$3,700,530
U.S. Government Agency Obligations	-	3,224,755	-	3,224,755
Mortgage-Backed Securities	-	26,833,201	-	26,833,201
Municipal Bonds	-	1,416,796	-	1,416,796
Asset-Backed Securities	-	891,850	-	891,850
Corporate Bonds	-	24,312,816	-	24,312,816
Money Market Funds	1,702,649	-	-	1,702,649
Total	$1,702,649	$60,379,948	$-	$62,082,597

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

First Western Short Duration Bond Fund:
	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$13,035,106	$-	$13,035,106
Municipal Bonds	-	212,130	-	212,130
Asset-Backed Securities	-	198,477	-	198,477
Corporate Bonds	-	17,298,062	-	17,298,062
Money Market Funds	1,195,296	-	-	1,195,296
Total	$1,195,296	$30,743,775	$-	$31,939,071

As of November 30, 2013, the Funds did not have any transfers in and out of any Level. In addition, the Funds did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax Information

The following information is computed on a tax basis for each item as of November 30, 2013:

	First Western	First Western
	Fixed Income	Short Duration
	Fund	Bond Fund

Cost of portfolio investments	$62,042,441	$31,809,014

Gross unrealized appreciation	$814,978	$216,691
Gross unrealized depreciation	(774,822)	(86,634)

Net unrealized appreciation	$40,156	$130,057

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for First Western Fixed Income Fund is due to certain timing difference in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.  Risks Associated with Mortgage-Backed Securities

The Funds invest in mortgage-backed securities which are subject to greater prepayment risk, especially when interest rates decline.  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value.  This could reduce the effective maturity of a mortgage backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate.  Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments.  Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values.  The Funds’ investments in collateralized mortgage obligations are subject to the risk that payments may not be made on time, prepayment and extension risk and market risk when interest rates rise. As of November 30, 2013, First Western Fixed Income Fund and First Western Short Duration Bond Fund have 43.0% and 40.5%, respectively, of the value of their net assets invested in mortgage-backed securities.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The First Western Funds Trust

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President
Date	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President
Date	January 22, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer
Date	January 22, 2014

* Print the name and title of each signing officer under his or her signature.